ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for loan losses based on bank's impairment methodology (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	$ 8,809	$ 9,200
Loans receivable
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	303	1,242
Loans collectively evaluated for impairment	8,507	7,958
Allowance for loan losses	8,809	9,200	9,420	8,929
Loans receivable | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	221	1,111
Loans collectively evaluated for impairment	7,307	4,846
Allowance for loan losses	7,528	5,957	6,915	6,375
Loans receivable | Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	82	131
Loans collectively evaluated for impairment	1,027	1,982
Allowance for loan losses	1,109	2,113	2,001	1,227
Loans receivable | Consumer & Other Retail
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	172	192
Allowance for loan losses	172	192	408	489
Loans receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		938
Allowance for loan losses		$ 938	$ 96	$ 838